Intangible assets excluding goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets excluding goodwill [Abstract]
Intangible assets excluding goodwill - Expected useful lives of intangible assets excluding goodwill [Text Block]	Philips Group Expected useful lives of intangible assets excluding goodwill in years

Brand names	2-20
Customer relationships	2-25
Technology	3-20
Other	1-10
Software	1-10
Product development	3-10

Intangible assets excluding goodwill - Intangible assets excluding goodwill [Text Block]

Philips Group

Intangible assets excluding goodwill

in millions of EUR

	brand names	customer relationships	technology	product development	product development construction in progress	software	other	total
Balance as of January 1, 2022
Cost	644	2,590	2,605	2,701	505	754	146	9,944
Amortization / impairments	(481)	(1,447)	(1,605)	(2,102)	(91)	(467)	(101)	(6,294)
Book value	162	1,143	1,000	599	414	287	44	3,650

Additions	(3)	-	51	-	257	109	1	416
Assets available for use				118	(118)
Acquisitions	1	3	177	-		-		180
Amortization	(24)	(141)	(140)	(206)	(1)	(100)	(3)	(614)
Impairments	-	(6)	(46)	(123)	(81)	(17)	(2)	(276)
Translation differences and other	4	71	59	5	31	1	(2)	0
Total change	(22)	(74)	102	(206)	88	(7)	(6)	(125)

Balance as of December 31, 2022
Cost	647	2,735	2,947	2,605	648	869	152	10,602
Amortization / impairments	(507)	(1,665)	(1,845)	(2,212)	(146)	(589)	(113)	(7,077)
Book Value	140	1,070	1,102	393	502	280	39	3,526

Philips Group

Intangible assets excluding goodwill

in millions of EUR

	brand names	customer relationships	technology	product development	product development construction in progress	software	other	total
Balance as of January 1, 2021
Cost	556	2,036	2,434	2,519	480	723	135	8,883
Amortization / impairments	(437)	(1,385)	(1,565)	(1,897)	(83)	(427)	(91)	(5,886)
Book value	120	651	869	622	398	295	44	2,997

Additions			9	1	261	117	2	392
Assets available for use				247	(247)	-	-	-
Acquisitions	62	544	235			-	-	841
Amortization	(21)	(126)	(114)	(219)	-	(85)	(3)	(568)
Impairments		(3)	(57)	(51)	(15)	-	-	(126)
Transfers to assets classified as held for sale	(10)	(3)	(11)	(17)	(6)	(34)		(82)
Translation differences and other	12	80	69	17	23	(7)	1	195
Total change	42	492	131	(22)	17	(8)	1	653

Balance as of December 31, 2021
Cost	644	2,590	2,605	2,701	505	754	146	9,944
Amortization / impairments	(481)	(1,447)	(1,605)	(2,102)	(91)	(467)	(101)	(6,294)
Book Value	162	1,143	1,000	599	414	287	44	3,650